Consolidated statements of cash flows - indirect method - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income from continuing operations	R$ 2,525,900	R$ 2,517,753	R$ 1,538,211
Adjustments to reconcile net income to cash provided (consumed) by operating activities
Share of profit (loss) of subsidiaries, joint ventures and associates and amortization of fair value adjustments on associates acquisition	129,675	(11,908)	(12,181)
Amortization of contractual assets with customers - exclusivity rights	555,083	607,446	504,907
Amortization of right-of-use assets	312,060	305,900	288,419
Depreciation and amortization	900,673	848,894	738,904
Interest, derivatives, monetary variations and foreign exchange variations	1,557,814	1,349,953	1,625,987
Current and deferred income and social contribution taxes	1,485,617	1,060,942	341,514
Gain (loss) on disposal or write-off of property, plant and equipment, intangible assets and other assets	(207,076)	(192,744)	(322,190)
Equity instrument granted	57,458	38,909	9,944
Gain (loss) on the fair value of energy contracts	(64,287)	0	0
Provision for decarbonization - CBIO and carbon credits	584,371	740,298	638,542
Other provisions and adjustments	(16,069)	147,800	44,793
Cash flows from operations before changes in working capital	7,821,219	7,413,243	5,396,850
(Increase) decrease in assets
Trade receivables and reseller financing	180,339	259,878	(779,239)
Inventories	371,244	645,301	(1,004,819)
Recoverable taxes	(1,642,714)	(1,201,440)	(2,056,104)
Dividends received from subsidiaries, associates and joint ventures	2,028	12,041	146
Other assets	(114,528)	(87,797)	(224,379)
Increase (decrease) in liabilities
Trade payables and trade payables - reverse factoring	(1,209,636)	(1,700,496)	1,557,837
Salaries and related charges	(17,019)	30,965	130,586
Taxes payable	(23,512)	(25,027)	(9,442)
Other liabilities	(160,331)	218,523	677,016
Acquisition of CBIO and carbon credits	(713,453)	(778,885)	(635,130)
Payments of contractual assets with customers - exclusivity rights	(418,250)	(597,798)	(710,908)
Payment of contingencies	(30,896)	(70,128)	(84,939)
Income and social contribution taxes paid	(308,915)	(268,558)	(283,331)
Net cash provided by operating activities from continuing operations	3,735,576	3,849,822	1,974,144
Net cash provided by operating activities from discontinued operations	0	0	30,550
Net cash provided by operating activities	3,735,576	3,849,822	2,004,694
Cash flows from investing activities
Financial investments, net of redemptions	(4,202,032)	73,973	1,567,962
Acquisition of property, plant and equipment and intangible assets	(1,787,175)	(1,287,330)	(1,206,836)
Receipt of intercompany loan owed by Oxiteno S.A. to Ultrapar International	0	0	3,980,699
Cash provided by disposal of investments and property, plant and equipment	1,386,252	512,827	2,839,676
Capital increase in joint ventures	0	0	(28,000)
Capital decrease in joint ventures	522	3,100	0
Net cash consumed in the purchase of investments and other assets	(1,785,517)	(324,125)	969,790
Net cash provided (consumed) by investing activities from continuing operations	(6,387,950)	(1,021,555)	8,123,291
Net cash consumed by investing activities from discontinued operations	0	0	(220,190)
Net cash provided (consumed) by investing activities	(6,387,950)	(1,021,555)	7,903,101
Loans, financing and debentures
Proceeds	4,179,974	2,903,031	1,519,580
Repayments	(2,718,953)	(3,149,525)	(5,848,611)
Interest and derivatives (paid) or received	(1,117,562)	(1,267,447)	(1,398,229)
Payments of lease
Principal	(285,404)	(213,527)	(351,011)
Interest paid	(148,084)	(145,586)	(6,868)
Dividends paid	(833,658)	(400,025)	(638,280)
Proceeds from financial liabilities of customers	0	7,812	162,895
Payments of financial liabilities of customers	(159,897)	(197,891)	(173,948)
Capital increase made by non-controlling shareholders and redemption of shares	13,500	0	21,682
Repurchase of treasury shares	(148,945)	0	0
Related parties	(15,073)	(31,238)	(18,926)
Net cash consumed by financing activities from continuing operations	(1,234,102)	(2,494,396)	(6,731,716)
Net cash consumed by financing activities from discontinued operations	0	0	(179,025)
Net cash consumed by financing activities	(1,234,102)	(2,494,396)	(6,910,741)
Effect of exchange rate changes on cash and cash equivalents in foreign currency - continuing operations	32,381	(29,952)	(24,024)
Effect of exchange rate changes on cash and cash equivalents in foreign currency - discontinued operations	0	0	(19,316)
Increase (decrease) in cash and cash equivalents – continuing operations	(3,854,095)	303,919	3,341,695
Decrease in cash and cash equivalents - discontinued operations	0	0	(387,981)
Cash and cash equivalents at the beginning of the year – continuing operations	5,925,688	5,621,769	2,280,074
Cash and cash equivalents at the beginning of the year – discontinuied operations	0	0	387,981
Cash and cash equivalents at the end of the year – continuing operations	2,071,593	5,925,688	5,621,769
Cash and cash equivalents at the end of the year – discontinued operations	0	0	0
Non-cash transactions:
Addition on right-of-use assets and leases payable	342,332	257,201	482,439
Addition on contractual assets with customers - exclusivity rights	5,627	66,565	63,061
Reclassification between financial assets and investment in associates	645,333	0	0
Transfer between trade receivables and other assets accounts	0	25,646	0
Issuance of shares related to the subscription warrants - indemnification - Extrafarma acquisition	6,452	411	942
Acquisition of property, plant and equipment and intangible assets without cash effect	42,180	104,177	0
Withdrawal of escrow deposits with tax contingencies	610,168	0	41,888
Contingent consideration – acquisition of subsidiaries	0	0	89,640
Capital increase performed by non-controlling interests	0	0	13,519
Reversal fund - private pension	R$ 0	R$ 0	R$ 3,107